Provisions - additional information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	$ 3,785
Increase in provisions recognized in the income statement	1,046
Release of provisions recognized in the income statement	(212)
Provisions used in conformity with designated purpose	(1,104)
Reclassifications	134
Foreign currency translation and other movements	(4)
Balance as of 30 June 2026	3,645
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	2,200
Increase in provisions recognized in the income statement	181
Release of provisions recognized in the income statement	(87)
Provisions used in conformity with designated purpose	(454)
Reclassifications	134
Foreign currency translation and other movements	(9)
Balance as of 30 June 2026	1,964
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	891
Increase in provisions recognized in the income statement	807
Release of provisions recognized in the income statement	(76)
Provisions used in conformity with designated purpose	(587)
Reclassifications	0
Foreign currency translation and other movements	(15)
Balance as of 30 June 2026	1,020
Personnel-related restructuring provisions	651	$ 493
Provisions for onerous contracts related to real estate	226	270
Provisions for onerous contracts related to technology	97	$ 128
Real estate
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	245
Increase in provisions recognized in the income statement	4
Release of provisions recognized in the income statement	(12)
Provisions used in conformity with designated purpose	(8)
Reclassifications	0
Foreign currency translation and other movements	1
Balance as of 30 June 2026	229
Other
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2025	449
Increase in provisions recognized in the income statement	54
Release of provisions recognized in the income statement	(36)
Provisions used in conformity with designated purpose	(55)
Reclassifications	0
Foreign currency translation and other movements	20
Balance as of 30 June 2026	$ 432